RIGHT-OF-USE ASSET / (LEASE LIABILITIES) (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The statement of financial position shows the following amounts relating to leases:

	2024	2023
	A$	A$
Right-of-use assets
Right-of-use assets	211,796	509,553

Lease Liabilities
Lease liabilities - Current	(208,719)	(303,570)
Lease liabilities - Non-Current	(22,924)	(229,276)
Total	(231,643)	(532,846)

SCHEDULE OF EXPENSES RELATING TO LEASES

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2024	2023
	A$	A$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	297,780	296,174
Interest expense (included in finance costs)	17,639	29,515

Low value leases	32,094	32,094